Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2019	¥17,389	¥582	¥(27,902)	¥(43,558)	¥(7,854)	¥(61,343)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,078 million	(17,637)					(17,637)

Reclassification adjustment included in net income, net of tax of ¥1,938 million	(4,819)					(4,819)

Debt valuation adjustments, net of tax of ¥(357) million		920				920
Reclassification adjustment included in net income, net of tax of ¥17 million		(45)				(45)
Defined benefit pension plans, net of tax of ¥(223) million			886			886
Reclassification adjustment included in net income, net of tax of ¥(225) million			643			643
Foreign currency translation adjustments, net of tax of ¥(6,212) million				(40,605)		(40,605)
Reclassification adjustment included in net income, net of tax of ¥(4,064) million				8,941		8,941
Net unrealized gains (losses) on derivative instruments, net of tax of ¥1,511 million					(6,385)	(6,385)
Reclassification adjustment included in net income, net of tax of ¥652 million					(2,171)	(2,171)
Total other comprehensive income (loss)	(22,456)	875	1,529	(31,664)	(8,556)	(60,272)
Transaction with noncontrolling interests	0	0	0	4	(2)	2

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(66)	0	2	(2,550)	(270)	(2,884)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(197)	0	(197)

Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,702 million	(11,188)					(11,188)

Reclassification adjustment included in net income, net of tax of ¥510 million	6					6
Debt valuation adjustments, net of tax of ¥321 million		(826)				(826)
Reclassification adjustment included in net income, net of tax of ¥28 million		(73)				(73)
Defined benefit pension plans, net of tax of ¥(2,247) million			4,511			4,511
Reclassification adjustment included in net income, net of tax of ¥(368) million			819			819
Foreign currency translation adjustments, net of tax of ¥14,709 million				32,180		32,180
Reclassification adjustment included in net income, net of tax of ¥(751) million				4,066		4,066
Net unrealized gains (losses) on derivative instruments, net of tax of ¥40 million					(997)	(997)
Reclassification adjustment included in net income, net of tax of ¥(1,923) million					5,779	5,779
Total other comprehensive income (loss)	(11,182)	(899)	5,330	36,246	4,782	34,277

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	25	0	28	511	111	675

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(280)	0	(280)

Balance at March 31, 2021*	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

*	As of March 31, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2021	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Net unrealized gains (losses) on investment in securities, net of tax of ¥21,836 million	(52,477)					(52,477)
Reclassification adjustment included in net income, net of tax of ¥61 million	(4,207)					(4,207)
Debt valuation adjustments, net of tax of ¥121 million		(311)				(311)
Reclassification adjustment included in net income, net of tax of ¥10 million		(26)				(26)
Defined benefit pension plans, net of tax of ¥(4,738) million			12,626			12,626
Reclassification adjustment included in net income, net of tax of ¥(151) million			376			376
Foreign currency translation adjustments, net of tax of ¥17,642 million				105,079		105,079
Reclassification adjustment included in net income, net of tax of ¥(295) million				614		614
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,256) million					10,634	10,634
Reclassification adjustment included in net income, net of tax of ¥(1,478) million					4,436	4,436

Total other comprehensive income (loss)	(56,684)	(337)	13,002	105,693	15,070	76,744

Transaction with noncontrolling interests	0	0	0	(1,472)	(3)	(1,475)

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	1	5,851	808	6,660

Balance at March 31, 2022*	¥(72,892)	¥221	¥(8,072)	¥61,914	¥2,788	¥(16,041)

*	As of March 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2020, 2021 and 2022 are as follows:

	March 31, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,366	Gains on investment securities and dividends
Sales of debt securities	6,710	Life insurance premiums and related investment income
Amortization of debt securities	(1,425)	Finance revenues
Amortization of debt securities	(894)	Life insurance premiums and related investment income
	6,757	Total before income tax
	(1,938)	Income tax (expense) or benefit

	¥4,819	Net of tax
Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥62	Life insurance costs
	62	Total before income tax
	(17)	Income tax (expense) or benefit
	¥45	Net of tax
Defined benefit pension plans
Amortization of prior service credit	¥1,028	See Note 18 “Pension Plans”
Amortization of net actuarial loss	(1,895)	See Note 18 “Pension Plans”
Amortization of transition obligation	(1)	See Note 18 “Pension Plans”
	(868)	Total before income tax
	225	Income tax (expense) or benefit

	¥(643)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(5,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Write-downs of securities
Sales or liquidation, other	(7,245)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Write-downs of securities

	(13,005)	Total before income tax
	4,064	Income tax (expense) or benefit

	¥(8,941)	Net of tax
Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(775)	Interest expense
Foreign exchange contracts	(338)	Interest expense/Other (income) and expense
Foreign currency swap agreements	3,936	Interest expense/Other (income) and expense

	2,823	Total before income tax
	(652)	Income tax (expense) or benefit

	¥2,171	Net of tax

	March 31, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,473	Gains on investment securities and dividends
Sales of debt securities	5,433	Life insurance premiums and related investment income
Amortization of debt securities	(1,468)	Finance revenues
Amortization of debt securities	(1,340)	Life insurance premiums and related investment income
Others	(4,594)	Write-downs of securities

	504	Total before income tax
	(510)	Income tax (expense) or benefit

	¥(6)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥101	Life insurance costs

	101	Total before income tax
	(28)	Income tax (expense) or benefit

	¥73	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥447	See Note 18 “Pension Plans”
Amortization of net actuarial loss	(1,633)	See Note 18 “Pension Plans”
Amortization of transition obligation	(1)	See Note 18 “Pension Plans”

	(1,187)	Total before income tax
	368	Income tax (expense) or benefit

	¥(819)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(2,057)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(2,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(4,817)	Total before income tax
	751	Income tax (expense) or benefit

	¥(4,066)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,522)	Interest expense
Foreign exchange contracts	(242)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(5,938)	Interest expense/Other (income) and expense

	(7,702)	Total before income tax
	1,923	Income tax (expense) or benefit

	¥(5,779)	Net of tax

	March 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,619	Gains on investment securities and dividends
Sales of debt securities	737	Life insurance premiums and related investment income
Amortization of debt securities	92	Finance revenues
Amortization of debt securities	(658)	Life insurance premiums and related investment income
Others	(522)	Write-downs of securities

	4,268	Total before income tax
	(61)	Income tax (expense) or benefit

	¥4,207	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥36	Life insurance costs

	36	Total before income tax
	(10)	Income tax (expense) or benefit

	¥26	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥386	See Note 18 “Pension Plans”
Amortization of net actuarial loss	(912)	See Note 18 “Pension Plans”
Amortization of transition obligation	(1)	See Note 18 “Pension Plans”

	(527)	Total before income tax
	151	Income tax (expense) or benefit

	¥(376)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,782)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	873	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(909)	Total before income tax
	295	Income tax (expense) or benefit

	¥(614)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,615)	Interest expense
Foreign exchange contracts	(710)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(3,589)	Interest expense/Other (income) and expense

	(5,914)	Total before income tax
	1,478	Income tax (expense) or benefit

	¥(4,436)	Net of tax